Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (60,334)	$ (19,612)
Net loss attributable to ordinary shareholders - basic and diluted	$ (60,334)	$ (19,612)
Weighted average ordinary shares outstanding—basic and diluted (in shares)	16,991,664	7,476,422
Net loss per share attributable to ordinary shareholders—basic and diluted (in dollars per share)	$ (3.55)	$ (2.62)